Share-based Payment Arrangements - Summary of ASE Inc. Option Plans Outstanding Share Options (Detail) - ASE Inc. option plans [member]	Dec. 31, 2017 TWD ($) yr	Dec. 31, 2016 TWD ($) yr
Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted Average Remaining Contractual Life (Years) | yr	2.5	2.5
Fifth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 36.5	$ 36.5
Weighted Average Remaining Contractual Life (Years) | yr	7.7	8.7
Bottom of range [member] | Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 20.4	$ 20.4
Top of range [member] | Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 22.6	$ 22.6